Note 11 - Stockholders' Equity (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended		4 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended
	Apr. 30, 2014	Mar. 30, 2012	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2012	Apr. 16, 2014	Dec. 31, 2013	Aug. 11, 2006	Aug. 10, 2006	Sep. 30, 2014 Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Sep. 30, 2014 Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Sep. 30, 2014 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Sep. 30, 2014 Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	May 13, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	Aug. 14, 2013 Common Stock [Member]	Mar. 30, 2012 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Nov. 12, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Oct. 23, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Jul. 08, 2014 Subsequent Event [Member] Southridge Partners IILP [Member]	Feb. 21, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Apr. 17, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 30, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 30, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 17, 2014 ASC Recap LLC [Member]	Feb. 26, 2014 ASC Recap LLC [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Mar. 31, 2014 Southridge Partners IILP [Member]	Apr. 16, 2014 Southridge Partners IILP [Member]	Nov. 12, 2014 Southridge Partners IILP [Member]	Jul. 08, 2014 Southridge Partners IILP [Member]	Jun. 18, 2014 Southridge Partners IILP [Member]	Jun. 04, 2014 Southridge Partners IILP [Member]	Mar. 26, 2014 Southridge Partners IILP [Member]	Mar. 21, 2014 Southridge Partners IILP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Number of Shares of Target Company that Each Share of Common Stock Receives in a Merger Transaction								1	1
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.001		$ 0.001	$ 0.001	$ 0.01																			$ 0.001
Shares of Capital Stock Authorized under Certificate of Incorporation				501,000,000			501,000,000
Common Stock, Shares Authorized				500,000,000	500,000,000		500,000,000			2,000
Preferred Stock, Shares Authorized				1,000,000			1,000,000				2,000	4,000	4,000	1,750		1,180
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.001	$ 0.001	$ 0.001	$ 0.001										$ 0.001
Preferred Stock, Dividend Rate, Percentage												4.00%		8.00%		8.00%			8.00%
Preferred Stock, Shares Outstanding										0		467						467		87	720	750		930
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)														$ 0.001	$ 0.001	$ 0.001	$ 0.001
Temporary Equity, Shares Outstanding														87		860
Stock Issued During Period, Shares, Purchase of Assets		1,900,000																								1,900,000		2,110,647
Sale of Stock, Price Per Share (in Dollars per share)																									$ 0.25	$ 0.55
Stock Issued During Period, Value, Purchase of Assets (in Dollars)		$ 1,045,000			$ 1,142,801																					$ 1,045,000		$ 2,111
Stock Issued During Period, Shares, New Issues	500,000		500,000																						2,000,000		39,864,947	2,000,000	2,528,912	4,214,853												31,760,578
Stock Issued During Period, Value, New Issues (in Dollars)				875,000	500,000																				500,000		39,865	2,000.00
Temporary Equity, Shares Authorized															1,175		1,180
Common Stock, Shares Subscribed but Unissued																																								3,200,000		3,200,000	2,200,000					35,000,000
Initial Take-Down Request, Amount (in Dollars)																																															300,000
Proceeds from Issuance of Common Stock (in Dollars)																													30,000											200,000	100,000
Stock Issued During Period, Shares, Other																																			8,079,800	8,079,800	8,079,800
Litigation Settlement, Amount (in Dollars)																																250,000	250,000					250,000	250,000
Additional Take Down Request Amount (in Dollars)																														$ 51,000	$ 125,000													$ 125,000	$ 100,000	$ 100,000
Shares Issued, Price Per Share (in Dollars per share)																													$ 0.012	$ 0.012						$ 0.031	$ 0.031			$ 0.02		$ 0.02
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,000,000																												5,000,000